Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Financial Assets And Liabilities Carried At Fair Value
A summary of financial assets and liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
March 31, 2017:
Assets:
Available-for-sale securities	$128.8	$49.1	$—	$177.9
Liabilities:
Deferred compensation plans	—	52.6	—	52.6

December 31, 2016:
Assets:
Available-for-sale securities	$117.8	$52.3	$—	$170.1
Liabilities:
Deferred compensation plans	—	52.2	—	52.2

A summary of financial assets and liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2016:
Assets:
Available-for-sale securities	$117.8	$52.3	$—	$170.1
Liabilities:
Deferred compensation plans	—	52.2	—	52.2
December 31, 2015:
Assets:
Available-for-sale securities	$342.3	$59.1	$—	$401.4
Liabilities:
Deferred compensation plans	—	55.5	—	55.5

Carrying Amounts And Fair Values Of Financial Instruments
The carrying amounts and fair values of the Company’s financial instruments were as follows ($ in millions):

	March 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Available-for-sale securities	$177.9	$177.9	$170.1	$170.1
Liabilities:
Notes payable and current portion of long-term debt	2,221.0	2,221.0	2,594.8	2,594.8
Long-term debt	9,729.3	10,170.4	9,674.2	10,095.1

The carrying amounts and fair values of the Company’s financial instruments as of December 31 were as follows ($ in millions):

	2016		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Available-for-sale securities	$170.1	$170.1	$401.4	$401.4
Liabilities:
Short-term borrowings	2,594.8	2,594.8	845.2	845.2
Long-term borrowings	9,674.2	10,095.1	12,025.2	12,471.4